Allison L. Pristash

State Street

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

June 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2030 Term Corporate ETF, each dated June 17, 2020, do not differ from those contained in Post-Effective Amendment No. 2,364 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 17, 2020.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary

cc:  Benjamin J. Haskin, Esq.